Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ (83)	$ 32
Cash and cash equivalents	8,495	9,673
Equity shares not held for trading	279	181
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Equity shares not held for trading	221	157
Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,495	9,673
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	147	131
Currency translation adjustments	(12)	(2)
Total realised gains/(losses) included in consolidated sales revenue	0	12
Total realised gains/(losses) included in net operating costs	(32)	(18)
Total unrealised gains included in net operating costs	22	43
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	34	(1)
Additions to financial assets	88	29
Disposals/maturity of financial instruments	(31)	(47)
Closing balance	216	147
Net gains included in the income statement for assets and liabilities held at year end	3	31
Level 3 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Level 1 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,893	$ 2,722